Investments - Contractual Maturities for Investments (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Amortized Cost
Amortized Cost		$ 3,403.8
Fair Value
Total fixed maturity securities		3,411.6
Fixed maturity securities
Amortized Cost
Due in one year or less	$ 148.2	147.9
Due after one year through five years	1,878.9	2,141.2
Due after five years through ten years	700.4	767.7
Due after ten years	319.8	347.0
Amortized Cost	3,047.3	3,403.8
Fair Value
Due in one year or less	148.7	147.6
Due after one year through five years	1,901.0	2,149.8
Due after five years through ten years	707.5	766.7
Due after ten years	323.3	347.5
Total fixed maturity securities	3,080.5	3,411.6
Short-term investments
Amortized Cost
Amortized Cost	144.4	221.9
Fair Value
Total fixed maturity securities	$ 144.4	$ 222.1